UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08386

American Heritage Growth Fund, Inc.

(Exact name of registrant as specified in charter)

845 Third Avenue

 New York, NY             10022

(Address of principal executive offices) (Zip code)

Jonathan B. Reisman

 6975 NW 62 Terrace

 Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: January 31

Date of reporting period: January 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

American Heritage Growth Fund, Inc.
Annual Report January 31, 2007

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Growth Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

American Heritage Growth Fund, Inc.
S&P 500 Index
30,000
25,000
20,000
15,000
10,000
5,000
-
(5,000)
2/1/1996
1/31/1997
1/31/1998
1/31/1999
1/31/2000
1/31/2001
1/31/2002
1/31/2003
1/31/2004
1/31/2005
1/31/2006
1/31/2007
$22,571
$181

American Heritage Growth Fund, Inc.
Average Annualized Total Returns
(through January 31, 2007)

1 Year	-25.00%
5 Year	-21.40%
10 Year	-15.41%

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Standard & Poor's 500 Index. The Fund's return represents past performance and does not predict future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Standard & Poor's 500 Index does not reflect expenses, which have been deducted from the Fund's return. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

American Heritage Growth Fund, Inc.
By Industry Sectors
Basic Materials
4.82%
Business Services
4.54%
Consumer Good
5.67%
Cash & Equivalents
21.38%
Healthcare
31.85%
Industrials
6.10%
Technology
25.64%

AMERICAN HERITAGE GROWTH FUND, INC

Statement of Assets and Liabilities

January 31, 2007

          ASSETS

Investments in securities, at market value

(Cost $91,174) (Note 1)

$

71,647

Dividends and interest receivable

63

TOTAL ASSETS

71,710

       LIABILITIES

Payables:

Accrued expenses and other liabilities

10,438

TOTAL LIABILITIES

10,438

                                                                       NET ASSETS

Net Assets (equivalent to $0.03 per

share based on 1,853,574 shares

of capital stock outstanding) (Note 4)

$

61,272

Composition of net assets:

Paid in capital

3,221,095

Accumulated net investment loss

(328,617)

Accumulated net realized loss on

Investments

(2,811,679)

Net unrealized depreciation on

Investments

(19,527)

NET ASSETS, January 31, 2007

$

61,272

The accompanying notes are an integral part of these financial statements

AMERICAN HERITAGE GROWTH FUND, INC

Schedule of Investment in Securities

January 31, 2007

Number of

Shares

Value

                                        COMMON STOCKS & WARRANTS – 61.89%

BASIC MATERIALS – 5.63%

Canarc Resource Corp.*                           5,000          3,450

BUSINESS SERVICES – 5.30%

BlastGard International, Inc. *

         5,000         1,550

Interep National Radio. *

         5,000         1,700

                                                                                     3,250

CONSUMER GOODS – 6.64%

Ford Motor Co………………….

     500

     4,065

HEALTHCARE – 37.25%

Biophan Technologies, Inc*……..

10,000

5,100

Unigene Laboratories, Inc.*

         1,500         4,020

Millenia Hope, Inc.*

       20,000         2,800

Nexmed, Inc.*

   2,500         2,530

ViaCell, Inc.*

      500

     2,790

Vioquest Pharmaceuticals, Inc.*

   2,500

     1,250

Hythiam, Inc.*

      500

     4,330

                                                                                   22,820

INDUSTRIALS – 7.13%

Worldwater Corp.*

 10,000         4,370

TECHNOLOGY – 29.99%

Ecuity, Inc *.

5,000

20

Intel Corp………………………….

200

4,192

Microsoft Corp…………………...

200

6,172

Migo Software, Inc*……………..

4,750

998

Simulations Plus, Inc.*

   1,000

     6,990

                                                                                   18,372

TOTAL COMMON STOCKS

             56,327

The accompanying notes are an integral part of these financial statements

AMERICAN HERITAGE GROWTH FUND, INC

Statement of Investment in Securities

January 31, 2007

     (Continued)

CASH & EQUIVALENTS

FIRST AMERICAN TREASURY

FUND CL A 4.81% **

      25.00%       15,320

TOTAL INVESTMENTS

(Cost $91,174)

   116.94%

71,647

LIABILITIES IN EXCESS OF

   (16.94%)     (10,379)

OTHER ASSETS

TOTAL NET ASSETS

100.00%    $

61,272

*

Non-income producing security.

**   Variable Rate Security at January 31, 2007

The accompanying notes are an integral part of these financial statements

AMERICAN HERITAGE GROWTH FUND, INC

Statement of Operations

    January 31, 2007

INVESTMENT INCOME:

Dividends

$

103

Interest

1,294

TOTAL INVESTMENT INCOME

1,397

EXPENSES:

Investment advisory fees (Note 2)

1,418

Fund Accounting / Transfer agent fees

5,624

Audit fees

18,030

Legal fees

6,749

Custodian fees

5,110

Registration

75

Printing

843

Insurance

179

Other expenses

1,843

TOTAL EXPENSES

39,871

Less: waiver of investment

Expense

(918)

NET EXPENSES

38,953

Net investment loss

               (37.556)

NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:

Net realized loss from investment

transactions

(974)

Net change in unrealized

depreciation on investments

13,381

Net realized and unrealized loss

on investments

12,407

Net decrease in net assets

RESULTING FROM OPERATIONS  $

   (25,149)

The accompanying notes are an integral part of these financial statements

AMERICAN HERITAGE GROWTH FUND, INC

Statement of Changes in Net Assets

           Years Ending January 31, 2007 and 2006

Year

Year

ending

 ending

January 31

January 31

                                                                2007              2006

NET INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS:

Net investment loss

$

(37,560) $

(37,522)

Net realized losses from

investment transactions

  (974)

(29,105)

Net change in unrealized appreciation

on investments

13,381

15,954

Net decrease in net assets

resulting from operations

(25,153)

(50,673)

Distributions to shareholders:

Net investment income

0

0

Net realized gains on investments

                0

0

Capital share transactions

Proceeds from shares sold

8

8

Payment for shares redeemed

(10,619)

(25,042)

Net decrease from capital

share transactions

(10,611)

(25,034)

Net decrease

in net Assets

(35,764)

(75,707)

NET ASSETS:

Beginning of year

97,032

   172,739

End of year

$

61,268 $

97,032

Undistributed net investment

    Losses of:……………………….  $(328,617)   $(291,061)

CAPITAL SHARE ACTIVITY

Shares sold

274

174

Shares redeemed

(312,784)

(420,816)

Net decrease in shares outstanding

(312,510)

(420,642)

Shares outstanding at the

beginning of the period

2,166,084

   2,586,726

Shares outstanding at the

end of the period

  1,853.574

 2,166,084

The accompanying notes are an integral part of these financial statements

AMERICAN HERITAGE GROWTH FUND, INC

Notes to Financial Statements

          January 31, 2007

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

American Heritage Growth Fund, Inc. (the "Fund'') was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company having an investment objective of seeking growth of capital.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles.

Security valuations

The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales price as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distribution to Shareholders

The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and any net realized capital gains, if any, during each fiscal year. Any undistributed amounts for any fiscal year will be paid out of the subsequent year's distributions.

AMERICAN HERITAGE GROWTH FUND, INC

Notes to Financial Statements

          January 31, 2007

(Continued)

Option writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

Repurchase Agreements

The Fund may enter into a repurchase agreement as a money market alternative with respect to its otherwise uninvested cash.  There is no limitation of the amount of repurchase agreements which may be entered into by the Fund.  In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell at a higher price.  A repurchase agreement, therefore, involves a loan by the Fund, which loan is collateralized by the value of the underlying security.  Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.  All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

AMERICAN HERITAGE GROWTH FUND, INC

Notes to Financial Statements

          January 31, 2007

(Continued)

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used in determining gains and losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives an annual fee of 1.25% of the Fund’s average net asset value, computed daily, and payable monthly.  However, for the year ending January 31, 2007, AHMC agreed to waive its investment advisory fees which amounted to $918.

Heiko H. Thieme, the Fund’s Chairman of the Board of Directors and Chief Executive Officer, is also the Chairman of the Board of Directors, Chief Executive Officer, and Secretary of AHMC, of which he owns all of the outstanding shares.

During the fiscal years ended January 31, 2007 and January 31, 2006, Thieme Securities, Inc., which is wholly owned by Heiko H. Thieme, received brokerage commissions from the Fund of $156 and $2,290, respectively.

NOTE 3. INVESTMENTS

During the year ended January 31, 2007, purchases and sales of investment securities, other than short-term investments, aggregated $42,000 and $52,865, respectively.

AMERICAN HERITAGE GROWTH FUND, INC

Notes to Financial Statements

          January 31, 2007

(Continued)

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation……………………$11,997

Gross unrealized depreciation…………………....(31,524)

                 $(19,527)

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of January 31, 2007, there were 250,000,000 shares of $0.001 par value capital stock authorized and the total par value and paid in capital aggregated $3,221,095.

NOTE 5. INCOME TAX INFORMATION

The fund made no distributions to shareholders during the years ended January 31, 2007 and 2006.

As of January 31, 2007, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary loss………………….$   (328,617)

Undistributed long term capital loss…………. (2,811,679)

Total undistributed losses…………………….(3,140,296)

Unrealized appreciation/depreciation (net)……    (19,527)

Total accumulated earnings (losses) (net)…...$(3,159,823)

On January 31, 2007, the Fund had available for federal income tax purposes an unused capital loss carry forward of approximately $385,000, which expires between 2007 and 2013.

AMERICAN HERITAGE GROWTH FUND, INC

     FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a fund share outstanding throughout each period

         Year              Year              Year                 Year               Year

         ending           ending           ending              ending           ending

                                                                             January 31     January 31    January 31      January 31        January 31

2007

2006

2005

2004

2003

Net asset value, beginning of period

$

0.04

0.07

0.08

$

0.06

$

0.10

Income (loss) from investment operations:

Net investment loss

(0.02)

(0.02)

(0.01)

(0.01)

(0.01)

Net gains (losses) on securities (both

realized and unrealized)

0.01

(0.01)

0.00

0.03

(0.03)

Total from investment operations

(0.01)

(0.03)

(0.01)

0.02

(0.04)

Less distributions:

Dividends (from net investment income)

0.00

0.00

0.00

0.00

0.00

Distributions (from capital gains)

0.00

0.00

0.00

0.00

0.00

Net asset value, end of period

$

0.03

$

0.04

$

0.07

$

0.08

$

0.06

Total return

(25.00)%

(42.86)%

(12.50)%

33.33%

(40.00)%

Ratios/Supplemental data:

Net assets, end of period

$

61,272

$

97,032

$

172,739

$

211,649

$

170,497

Ratio of expenses to average net assets

53.12%

31.19%

9.50%

11.47%

18.77%

Ratio of net loss to average net assets

(51.22)%

(30.22)%

(9.03)%

(10.87)%

(18.66)%

Portfolio turnover rate

78.61%

448.94%

256.71%

1840.32%

597.61%

The accompanying notes are an integral part of these financial statements

AMERICAN HERITAGE GROWTH FUND, INC

Expense Illustration

  January 31, 2007

Expense Example

As a shareholder of the American Heritage Growth Fund., you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2006 through January 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2006	January 31, 2007	August 1,2006 to January 31, 2006
Actual	$1,000.00	$750.00	$234.31
Hypothetical (5% Annual Return before expenses)	$1,000.00	$757.42	$235.30
* Expenses are equal to the Fund's annualized expense ratio of 53.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The accompanying notes are an integral part of these financial statements

MEYLER & COMPANY, LLC

Certified Public Accountants

One Arin Park

1715 Highway 35

Middletown, NJ 07748

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders

American Heritage Growth Fund, Inc.

New York, NY

We have audited the accompanying statement of assets and liabilities of the American Heritage Growth Fund, Inc., including the schedule of investments in securities, as of January 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the fund’s management.  Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and related ratios/supplemental data are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and the application of alternative auditing procedures for unsettled security transactions.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights  referred to above present fairly, in all material respects, the financial position of the American Heritage Growth Fund, Inc. as of January 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U. S. generally accepted accounting principles.

Meyler & Company, LLC.

Middletown, NJ

March 29, 2007

MEYLER & COMPANY, LLC

Certified Public Accountants

One Arin Park

1715 Highway 35

Middletown, NJ 07748

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders

American Heritage Growth Fund, Inc.

New York, NY

In planning and performing our audit of the financial statements of the American Heritage Growth Fund, Inc. (the “Fund”) for the year ended January 31, 2007, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered its internal control over financial reporting, including control activities for safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not for the purpose of expressing an opinion on the effectiveness of the American Heritage Growth Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

The management of the American Heritage Growth Fund is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A Company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.  Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projection of any evaluation of effectiveness to future periods is subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies and procedures may deteriorate.

A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A significant deficiency is a control deficiency, or combination or control deficiencies, that adversely affects the company’s ability to initiate, authorize, record, process or report external financial statement data reliably in accordance with generally accepted accounting principles such that there is more than remote likelihood that a misstatement of the company’s annual or interim financial statements that is more than inconsequential will not be prevented or detected.  A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Our consideration of the American Heritage Growth Fund’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be significant deficiencies or material weaknesses under standards established by the Public Company Accounting Oversight Board (United States).  However, we noted no deficiencies in the American Heritage Growth Fund’s internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of January 31, 2007.

This report is intended solely for the information and use of management and the Board of Directors of the American Heritage Growth Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

                                                                            Meyler & Company, LLC

Middletown, NJ

March 29, 2007

AMERICAN HERITAGE GROWTH FUND, INC

Additional Information

  January 31, 2007

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the twelve month period ended January 31, 2007, are available without charge upon request by calling the Funds at 1-800-292-2660 or visiting our website at www.mutualss.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4933 to request a copy of the SAI or to make shareholder inquiries.

AMERICAN HERITAGE GROWTH FUND, INC

Board of Directors

  January 31, 2007

The Fund's Board of Directors is responsible for the management of the Fund.  The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund.  The Fund does not have an advisory board.

Name and Address	Age	Positions Held With the Fund	Approximate Length of Time Served	Principal Occupation(s) During the Past Five Years	OTHER DIRECTORSHIPS
Heiko H. Thieme* 370 Lexington Avenue New York, NY 10017	63	Chairman of the Board of Directors, Chief Executive Officer and Secretary	12 years

Chairman of the Board of Directors, Chief Executive Officer and Secretary of the Fund and The American Heritage Fund, Inc. Chief Executive Officer of American Heritage Management Corporation and Thieme Associates, Inc. (investment advisor). Chief Executive Officer of Thieme Securities, Inc. (broker-dealer) and Thieme Consulting, Inc. Chief Executive Officer of The Global Opportunity Fund Limited (foreign investment company) and their respective investment advisors.

					The American Heritage Fund, Inc. (AHF)

Dr. Eugene Sarver 241 W. 97th St. New York, NY	62	Director	12 years	Sole proprietor of Sarver International (financial and economic consulting) and Associate of Intercap Investments, Inc.	AHF

*Mr. Thieme is an “interested person” as defined in the Investment Company Act of 1940 because he is an executive officer of the Fund and owns all the outstanding equity securities of AHMC and Thieme Securities, Inc.

Mr. Thieme is the portfolio manager of the Fund and AHF.  None of the Fund’s other directors oversees any portfolios in the fund complex.

Each of the Fund’s officers and directors serves until his respective successor is elected and qualifies or until his earlier removal or resignation.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant had not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  The registrant did not adopt such a code because the Board of Directors did not believe it necessary due to the registrant’s small size and as it only has one executive officer.

(b), (c), (d), (e) and (f)

Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant does not have an audit committee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Fiscal year ended January 31, 2006 - $11,250

Fiscal year ended January 31, 2007 - $10,000

(b)

Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are as follows:

Fiscal year ended January 31, 2006 - $ 0

Fiscal year ended January 31, 2007 - $ 0

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are as follows:

Fiscal year ended January 31, 2006 - $1,000

Fiscal year ended January 31, 2007 - $5,000

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are as follows:

Fiscal year ended January 31, 2006 - $ 0

Fiscal year ended January 31, 2007 - $ 0

(e)

Not applicable.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Fiscal year ended January 31, 2006 - $ 0

Fiscal year ended January 31, 2007 - $ 0

(h)

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A  or this Item.

Item 11.  Controls and Procedures.

(a)

Based upon an evaluation of the effectiveness of of the registrant's disclosure controls and procedures within 90 days of the filing of this Report, the registrant's Chief Executive Officer and Chief Financial Officer has concluded that the disclosure controls and procedures were effective.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(2)

Certification of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Growth Fund, Inc.

By /s/ Heiko H. Thieme

Heiko H. Thieme Chief Executive Officer

Date April 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme

Heiko H. Thieme Principal Executive and Principal Financial Officer

Date April 11, 2007